Loans and borrowings	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans and borrowings

21. Loans and borrowings

a) Outstanding balance of loans and borrowings by type and currency

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Quoted in the secondary market:
US$ Bonds	6.05%	–	–	7,607	7,187
R$ Debentures	7.22%	57	68	2,286	1,191
Debt contracts in Brazil in (ii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	9.88%	44	41	89	143
Basket of currencies and bonds in US$ indexed to SOFR	5.72%	–	–	150	150
Debt contracts in the international market in:
US$, with variable and fixed interest	5.09%	205	716	6,944	5,042
Other currencies, with fixed interest	4.79%	12	11	43	50
Other currencies, with variable interest	2.76%	5	–	497	9
Accrued charges		195	184	–	–
Total		518	1,020	17,616	13,772

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2025.

(ii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.21% per year in US$.

The reconciliation of loans and borrowings with the cash flows arising from financing activities is presented in note 24.

b) Future flows of principal and interest of loans and borrowings payments

	Principal	Estimated future interest payments (i)
2026	323	989
2027	1,700	930
2028	986	882
2029	3,457	844
From 2030 to 2032	3,582	1,791
2033 onwards	7,891	3,901
Total	17,939	9,337

(i) Based on interest rate curves and foreign exchange rates applicable as of December 31, 2025 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.

For the year ended in December 31, 2025, 2% of total interest incurred in Loans and borrowings was capitalized (2024: 4%) (note 17). Loan and Borrowing costs that are not capitalized are recognized in the income statement of the year in which they are incurred.

c) Covenants

As of December 31, 2025, under the terms of certain financial liabilities which has a total carrying amount of US$2,605 (2024: US$2,696), the Company is required to comply with the following financial covenants at the end of each annual reporting period:

•	Leverage: The debt must be not more than 4.5x adjusted EBITDA; and
•	Interest coverage: The adjusted EBITDA must be not less than 2x interest expenses.

The Company has complied with these covenants as of December 31, 2025, and 2024 and the next measurement date will be at the end of the next annual reporting period. Vale is also subject to non-financial covenants ordinarily used in the market, such as compliance with certain governance and environmental requirements, among others. The Company has complied with these covenants as of December 31, 2025 and 2024.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs. The Company contracts derivatives to protect its exposure to changes in debt cash flows, changing the average cost of debts that have hedge derivatives contracted.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. Interest on loans and borrowing not capitalized is recognized in profit or loss for the year when incurred.